Stock-Based Compensation - Vesting summary (Details) - Class B Common Stock - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of units
Nonvested at beginning of period	80,671	118,289
Vested	(78,794)	(36,687)
Forfeited	(1,877)	(931)
Nonvested at end of period		80,671
Weighted average fair value
Nonvested at beginning of period	$ 363.91	$ 546.40
Vested	1,775.68	363.91
Forfeited	1,775.68	363.91
Nonvested at end of period	$ 1,775.68	$ 363.91